Accrued liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities Disclosure [Abstract]
Accrued liabilities
10. Accrued liabilities

	December 31,	December 31,
	2011	2010
	$	$

Construction in progress	4,320,775	-
Institutional lenders fees/warrants	-	2,185,564
Non-equity incentive plan compensation	1,756,155	3,238,078
Other	829,970	150,174
	6,906,900	5,573,816